22. INCOME TAX AND DEFERRED TAXES (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total current tax expense, net	$ 9,169,378	$ 12,935,253	$ 17,880,179
Total deferred tax expense, net	2,224,740	(772,423)	(1,073,618)
Income tax expense	11,394,118	11,876,809	16,806,562
Foreign
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total current tax expense, net	3,442,382	2,176,477	5,061,256
Total deferred tax expense, net	2,134,266	(3,001,421)	(843,478)
Domestic
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total current tax expense, net	5,726,996	10,472,755	12,818,924
Total deferred tax expense, net	$ 90,474	$ 2,228,998	$ (230,140)